Employee Compensation and Benefits (Details 3) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Service costs	$ 124	$ 113	$ 449	$ 338
Interest costs	39	25	98	52
Amortization of net actuarial loss	17	22	85	62
Net defined benefit plan costs	$ 180	$ 160	$ 632	$ 452